DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
DERIVATIVE LIABILITIES
Schedule of fair value adjustment relating to derivative liabilities

	Year Ended
	December 31,	December 31,
	2023	2022
Gain from FV adjustment on contingent consideration	$27,597	$61,675
Loss from FV adjustment on purchase consideration settlement	—	(1,780)
(Loss) gain from settlement of contingent consideration	(4,578)	3,186
Other	4	7
Total	$23,023	$63,088